Organization and Business Activity	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Activity

NOTE 1 – ORGANIZATION AND BUSINESS ACTIVITY

We were formed under the name Retrospettiva, Inc. in November 1990 to manufacture and import textile products, including both finished garments and fabrics. We were inactive until the following series of events in December 2016 and March 2017.

On December 15, 2016, the Company’s majority shareholders sold 475,681 (11,891,976 pre-split) of their outstanding shares to Mr. Fred W. Wagenhals (“Mr. Wagenhals”) resulting in a change in control of the Company. Mr. Wagenhals was appointed as sole officer and the sole member of the Company’s Board of Directors.

The Company also approved (i) doing business in the name AMMO, Inc., (ii) a change to the Company’s OTC trading symbol to POWW, (iii) an agreement and plan of merger to re-domicile and change the Company’s state of incorporation from California to Delaware, and (iv) a 1-for-25 reverse stock split (“Reverse Split”) of the issued and outstanding shares of the common stock of the Company. As a result of the reverse split, the previous issued and outstanding shares of common stock became 580,052 shares; no shareholder was reversed below 100 shares, and all fractional shares resulting from the reverse split were rounded up to the next whole share. All references to the outstanding stock have been retrospectively adjusted to reflect this split. These transactions were effective as of December 30, 2016.

On March 17, 2017, the Company entered into a definitive agreement with AMMO, Inc. a Delaware Corporation (PRIVCO) under which the Company acquired all of the outstanding shares of common stock of (PRIVCO). Under the terms of the Agreement, the Company issued 17,285,800 newly issued shares of common stock of the Company. In connection with this transaction the Company retired 475,681 shares of common stock and issued 500,000 shares of common stock to satisfy an issuance commitment. The acquisition was considered to be a capital transaction. The transaction was the equivalent to the issuance by PRIVCO of 604,371 shares to the Company’s shareholders accompanied by a recapitalization. The weighted average number of outstanding shares has been adjusted for this transaction. (PRIVCO) subsequently changes its name to AMMO Munitions, Inc.

NOTE 1 – ORGANIZATION AND BUSINESS ACTIVITY

We were formed under the name Retrospettiva, Inc. in November 1990 to manufacture and import textile products, including both finished garments and fabrics. We were inactive until the following series of events in December 2016 and March 2017.

On December 15, 2016, the Company’s majority shareholders sold 475,681 (11,891,976 pre-split) of their outstanding shares to Mr. Fred W. Wagenhals (“Mr. Wagenhals”) resulting in a change in control of the Company. Mr. Wagenhals was appointed as sole officer and the sole member of the Company’s Board of Directors.

The Company also approved (i) doing business in the name AMMO, Inc., (ii) a change to the Company’s OTC trading symbol to POWW, (iii) an agreement and plan of merger to re-domicile and change the Company’s state of incorporation from California to Delaware, and (iv) a 1-for-25 reverse stock split (“Reverse Split”) of the issued and outstanding shares of the common stock of the Company. As a result of the reverse split, the previous issued and outstanding shares of common stock became 580,052 shares; no shareholder was reversed below 100 shares, and all fractional shares resulting from the reverse split were rounded up to the next whole share. All references to the outstanding stock have been retrospectively adjusted to reflect this split. These transactions were effective as of December 30, 2016.

On March 17, 2017, the Company entered into a definitive agreement with AMMO, Inc. a Delaware Corporation (PRIVCO) under which the Company acquired all of the outstanding shares of common stock of (PRIVCO). Under the terms of the Agreement, the Company issued 17,285,800 newly issued shares of common stock of the Company. In connection with this transaction the Company retired 475,681 shares of common stock and issued 500,000 shares of common stock to satisfy an issuance commitment. The acquisition was considered to be a capital transaction. The transaction was the equivalent to the issuance by PRIVCO of 604,371 shares to the Company’s shareholders accompanied by a recapitalization. The weighted average number of outstanding shares has been adjusted for this transaction. (PRIVCO) subsequently changes its name to AMMO Munitions, Inc.